BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
BALANCE SHEET COMPONENTS
Balance Sheet Components

NOTE 3. BALANCE SHEET COMPONENTS

Prepaid expenses

Prepaid expenses primarily consist of clinical trial costs, rent and insurance.

Property and equipment, net

Property and equipment primarily consist of office furniture and fixtures.

Depreciation expense was approximately $1,200 and $1,000 for the three months ended September 30, 2022 and 2021, respectively. Depreciation expense was approximately 3,800 and $3,000 for the nine months ended September 30, 2022 and 2021, respectively.

Accrued liabilities

Accrued liabilities consist of the following:

	September 30, 2022	December 31, 2021
Operating costs	$230,480	$-
Lease liability	116,243	107,192
Employee related	77,692	597,148
	$424,415	$704,340

NOTE C-BALANCE SHEET COMPONENTS

Property and equipment, net

Property and equipment primarily consist of office furniture and fixtures.

Depreciation and amortization expense were $4,116 and $4,077 for the years ended December 31, 2021 and 2020, respectively.

Accrued liabilities

Accrued liabilities consist of the following:

	December 31, 2021	December 31, 2020
Employee related	$597,148	$860,629
Lease liability	107,192	60,379
Operating costs	-	319,608
	$704,340	$1,240,616